Share-Based Compensation And Other Related Information - Performance Share Unit Activity (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 4,448	$ 2,957
Performance Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
PSU performance period	3 years
Weighted average fair value at measurement date, other equity instruments granted			$ 24.88	$ 17.48
Share-based compensation	$ 2,200	$ 1,000
Other equity instruments outstanding. beginning (shares | shares	210,409	166,344
Granted (shares) | shares	75,311	117,328
Paid out (shares) | shares	(38,119)	(73,263)
Forfeited (shares) | shares	0	0
Other equity instruments outstanding, ending (shares) | shares	247,601	210,409
Fair value of other equity instruments outstanding, beginning	$ 3,091	$ 2,611
Granted, fair value	1,784	1,532
Paid out, fair value	(903)	(1,528)
Forfeited, fair value	0	0
Change in value, fair value	1,924	476
Fair value of other equity instruments outstanding, ending	$ 5,896	$ 3,091